Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                January 30, 2006


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: FEDERATED INTERNATIONAL SERIES, INC. (the "Trust" or "Registrant")
            Federated International Bond Fund
            Federated International Equity Fund

            1933 Act File No. 2-91776
            1940 Act File No. 811-3984
 --------------------------------------

Dear Sir or Madam:

      Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated January 31, 2006, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 46 on January 27, 2006.

      If you have any questions regarding this certification, please contact me at (412) 288-2614.

                                                Very truly yours,



                                                /s/ Andrew P. Cross
                                                Andrew P. Cross